Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Stock of materials	$ 30,746	$ 40,589
Inventory write-down	11,900	400	$ 1,700
Inventory recognized as an expense	$ 285,500	$ 321,400	$ 371,800